Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Diluted net loss per share		$ 0.00	$ 0.00
Weighted average number of ordinary shares used in computing diluted net loss per share	[1]	1,821,304,184	1,202,110,110

[1]	Including ordinary shares held in abeyance.